Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]
Beginning balance at Dec. 31, 2018	$ 329,862	$ 10,603	$ 339,423	$ 76	$ (20,240)
Beginning balance (in shares) at Dec. 31, 2018		1,192,725
Pension adjustments, net of tax	(385)			(385)
Gain on foreign currency translation	9,742			9,742
Capital investment from parent	5,124		5,124
Net income	36,325				36,325
Ending balance at Dec. 31, 2019	380,668	$ 10,603	344,547	9,433	16,085
Ending balance (in shares) at Dec. 31, 2019		1,192,725
Pension adjustments, net of tax	(191)			(191)
Gain on foreign currency translation	16,526			16,526
Capital investment from parent	369		369
Exercise of warrants	64,374	$ 2,496	61,878
Exercise of warrants (in shares)		306,539
Conversion of convertible bonds	187,095	$ 5,825	181,270
Conversion of convertible bonds (in shares)		715,258
Net income	29,852				29,852
Ending balance at Jun. 30, 2020	678,693	$ 18,924	588,064	25,768	45,937
Ending balance (in shares) at Jun. 30, 2020		2,214,522
Beginning balance at Dec. 31, 2019	380,668	$ 10,603	344,547	9,433	16,085
Beginning balance (in shares) at Dec. 31, 2019		1,192,725
Pension adjustments, net of tax	(294)			(294)
Gain on foreign currency translation	13,676			13,676
Capital investment from parent	369		369
Exercise of warrants	64,374	$ 2,496	61,878
Exercise of warrants (in shares)		306,539
Conversion of convertible bonds	187,095	$ 5,825	181,270
Conversion of convertible bonds (in shares)		715,258
Net income	53,623				53,623
Ending balance at Dec. 31, 2020	699,511	$ 18,924	588,064	22,815	69,708
Ending balance (in shares) at Dec. 31, 2020		2,214,522
Beginning balance at Mar. 31, 2020	403,436	$ 10,603	344,916	18,972	28,945
Beginning balance (in shares) at Mar. 31, 2020		1,192,725
Pension adjustments, net of tax	(165)			(165)
Gain on foreign currency translation	6,961			6,961
Exercise of warrants	64,374	$ 2,496	61,878
Exercise of warrants (in shares)		306,539
Conversion of convertible bonds	187,095	$ 5,825	181,270
Conversion of convertible bonds (in shares)		715,258
Net income	16,992				16,992
Ending balance at Jun. 30, 2020	678,693	$ 18,924	588,064	25,768	45,937
Ending balance (in shares) at Jun. 30, 2020		2,214,522
Beginning balance at Dec. 31, 2020	699,511	$ 18,924	588,064	22,815	69,708
Beginning balance (in shares) at Dec. 31, 2020		2,214,522
Pension adjustments, net of tax	(40)			(40)
Gain on foreign currency translation	1,215			1,215
Net income	37,838				37,838
Ending balance at Jun. 30, 2021	738,524	$ 18,924	588,064	23,990	107,546
Ending balance (in shares) at Jun. 30, 2021		2,214,522
Beginning balance at Mar. 31, 2021	720,201	$ 18,924	588,064	24,089	89,124
Beginning balance (in shares) at Mar. 31, 2021		2,214,522
Pension adjustments, net of tax	15			15
Gain on foreign currency translation	(114)			(114)
Net income	18,422				18,422
Ending balance at Jun. 30, 2021	$ 738,524	$ 18,924	$ 588,064	$ 23,990	$ 107,546
Ending balance (in shares) at Jun. 30, 2021		2,214,522